Schedule of financial instruments (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Financial assets, at amortised cost	$ 1,487,221	$ 1,434,788
Financial liabilities, at amortised cost	$ 11,267,062	$ 9,891,805